Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2024			$ 15,500	$ (15,500)	$ 1,617,966	$ 1,690,994	$ 37,339,006	$ (861,374)	$ 39,786,592	$ 668,921	$ 40,455,513
Balance, shares at Sep. 30, 2024			15,500,000
Shares issued in initial public offering			$ 1,525		4,814,013				4,815,538		4,815,538
Shares issued in initial public offering, shares			1,525,000
Net loss							(624,415)		(624,415)	(344,240)	(968,655)
Appropriation to statutory reserve						46,030	(46,030)
Foreign currency translation adjustment								(928,194)	(928,194)	(15,383)	(943,577)
Balance at Mar. 31, 2025			$ 17,025	(15,500)	6,431,979	1,737,024	36,668,561	(1,789,568)	43,049,521	309,298	43,358,819
Balance, shares at Mar. 31, 2025			17,025,000
Balance at Sep. 30, 2025			$ 17,025	(15,000)	6,544,298	2,076,469	38,207,918	(1,397,475)	45,432,735	24,765	45,457,500
Balance, shares at Sep. 30, 2025			17,025,000
Net loss							(1,836,739)		(1,836,739)		(1,836,739)
Appropriation to statutory reserve						516,173	(516,173)
Foreign currency translation adjustment								1,067,768	1,067,768	10,643	1,078,411
Shares re-designated and re-classified	$ 4,315	$ 12,710	$ (17,025)
Shares re-designated and re-classified, shares	4,315,000	12,710,000	(17,025,000)
Purchase of non-controlling interests					(17,477)				(17,477)	(35,408)	(52,885)
Cash dividends paid							(70,142)		(70,142)		(70,142)
Balance at Mar. 31, 2026	$ 4,315	$ 12,710		$ (15,000)	$ 6,526,821	$ 2,592,642	$ 35,784,864	$ (329,707)	$ 44,576,145		$ 44,576,145
Balance, shares at Mar. 31, 2026	4,315,000	12,710,000